Revenue Classified by Geographical Area	6 Months Ended
Jun. 30, 2019
Additional Information to the Statements of Operations [Abstract]
REVENUE CLASSIFIED BY GEOGRAPHICAL AREA
NOTE 7:-	REVENUE CLASSIFIED BY GEOGRAPHICAL AREA

Revenues reported in the condensed consolidated interim financial statements derived from the Company's country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Six months ended, June 30,
	2019	2018
	Unaudited

Israel	$124,713	$62,018
United states	72,395	47,538
South Korea	839	12,929
Germany	4,921	8,851
Philippines	2,408	6,249
Other	29,873	19,772

	$235,149	$157,357